Fair Value Measurements (Details) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value assets, Transfers from level 2 to level 1		$ 0
Fair value liabilities, Transfers from level 1 to level 2		0
Fair value assets, Transfers net		$ 0
BCP QUALTEK HOLDCO, LLC
Fair value assets, Transfers from level 1 to level 2	$ 0		$ 0	$ 0
Fair value assets, Transfers from level 2 to level 1	0		0	0
Fair value liabilities, Transfers from level 1 to level 2	0		0	0
Fair value liabilities, Transfers from level 2 to level 1	0		0	0
Fair value assets, Transfers into level 3	0
Fair value assets, Transfers out of level 3	0
Fair value liabilities, Transfers into level 3	0
Fair value liabilities, Transfers out of level 3	$ 0
Fair value assets, Transfers net			0	0
Fair value liabilities, Transfers net			$ 0	$ 0